RETIREMENT PLANNER'S EDGE

   PHL VARIABLE ACCUMULATION ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY
                PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ISSUED
                        BY PHOENIX LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003

                            ------------------------


THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

                  THE PHOENIX EDGE SERIES FUND
                  ----------------------------
                  [diamond]  Phoenix-Goodwin Multi-Sector Short Term Bond Series


                  THE RYDEX VARIABLE TRUST
                  ------------------------
                  [diamond]  Rydex Variable Trust Juno Fund
                  [diamond]  Rydex Variable Trust Nova Fund
                  [diamond]  Rydex Variable Trust Sector Rotation Fund


THE FOLLOWING UPDATES THE "SUMMARY OF EXPENSES" SECTION OF YOUR PROSPECTUS:

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of the average account value)
   Mortality and Expense Risk Fee..............1.275%
   Daily Administrative Fee....................0.125%
                                               ------
   Total Annual Separate Account Expenses......1.400%

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)


------------------------------------------------------------------------------------------------------------------------------

                                                      Investment        Rule          Other Operating       Total Annual Fund
                     Series                         Management Fee   12b-1 Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------

The Phoenix Edge Series Fund
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(8)         N/A               0.45%(2)               0.95%(7)
------------------------------------------------------------------------------------------------------------------------------

 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
 (7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Reimbursements   Net Annual
   Series                                            & Waivers    Fund Expenses
   ------                                            ---------    -------------
   Phoenix-Goodwin Multi-Sector Short Term Bond        (0.75%)         0.20%

 (8) The advisor voluntarily agrees to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.



------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Net Annual
                                                               Rule                                            Fund Expenses
                                                             12b-1 or    Other       Total                         After
                                             Investment      Service   Operating  Annual Fund  Reimbursements  Reimbursements
                 Series                    Management Fee      Fees     Expenses    Expenses     & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------
The Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                 0.90%           N/A        0.85%(10)   1.75%        (0.00%)         1.75%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 0.75%           N/A        0.97%       1.72%        (0.00%)         1.72%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund      0.90%           N/A        0.79%       1.69%        (0.00%)         1.69%
------------------------------------------------------------------------------------------------------------------------------

 (10) Other operating expenses are estimated.



 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the charts above may be changed or eliminated at any time without notice.)

TF819

THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR
PROSPECTUS:

INVESTMENT TYPE

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Investment Type
                                         ------------------------------------------------------------------------------------------
                                                    Domestic  Domestic  Domestic   Growth          International   Money
             Series                        Bond      Blend     Growth    Value    & Income  Index     Growth       Market Specialty
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term
  Bond                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                          |X|
Fund
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         -------------------------------------------------------------------------------------------
                                                                 Duff &                                                   Fidelity
                                          Phoenix    Phoenix     Phelps                           Deutsche   Federated   Management
                                         Investment  Variable  Investment    AIM     Fred Alger    Asset     Investment     and
                                          Counsel   Advisors   Management  Advisors  Management  Management  Management   Research
                   Series                   Inc.       Inc.        Co.       Inc.       Inc.        Inc.      Company     Company
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term     |X|
 Bond
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         ------------------------------------------------------------------------------------------
                                                        Morgan
                                           Franklin     Stanley                Templeton     Templeton    Templeton     Wanger
                                            Mutual     Investment    Rydex      Asset         Global     Investment     Asset
                                           Advisers,   Management    Global    Management,   Advisors     Counsel,    Management
              Series                         LLC          Inc.      Advisors     Ltd.         Limited       Inc.         L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
 Bond
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                  |X|
 Fund
-----------------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING IS ADDED TO THE "OPTIONAL PROGRAMS AND RIDERS" SECTION OF YOUR PROSPECTUS AFTER THE "INTEREST INVESTMENT PROGRAM" SUBSECTION:

REALLOCATION BENEFIT RIDER
    This optional benefit rider provides contract owners with supplemental payments on an amount they transfer out of the GIA into any variable subaccount under the Account. The amount of any supplemental payments we make will be a percentage of the amount transferred out of the GIA as described in the rider. Any supplemental payments we make under this program cannot be forfeited. An owner who elects to transfer an amount out of the GIA to receive a supplemental payment cannot make any subsequent payments or transfers to the GIA after such transfer. This optional benefit will be a one-time offer and the transfer out of the GIA must occur during the exercise period as described in the rider. We do not charge for this rider.

    This benefit will be available only to contract owners with amounts allocated to the GIA on May 15, 2003, and is subject to state insurance department approval.


THE FOLLOWING IS ADDED TO THE "DIVERSIFICATION STANDARDS" SECTION OF YOUR PROSPECTUS AFTER THE "DIVERSIFICATION REGULATIONS" SUBSECTION:

SUPPLMENTAL REGULATIONS
    Any supplemental payments made by us pursuant to the Reallocation Benefit Rider under this contract are treated as an increase in the "income on the contract" (gain) for tax purposes.


Date: June 2, 2003             Please keep this supplement for future reference.

TF819